Quarterly Financial Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Quarterly Financial Data [Line Items]
Net sales	$ 2,353.7	$ 2,208.0	$ 2,383.0	$ 2,295.8	$ 2,351.9	$ 2,119.0	$ 2,197.5	$ 2,135.0	$ 9,240.5		$ 8,803.4		$ 8,266.7
Gross profit	467.9	426.4	464.2	445.3	454.9	404.9	430.5	414.3	1,803.8		1,704.6		1,646.2
Income before taxes	203.3	156.5	122.9	184.3	194.6	176.6	192.7	170.1	667.0		734.0		668.6
Net income	148.0	106.7	83.2	131.1	100.5	124.9	139.4	125.1	469.0	[1]	489.9	[1]	485.6	[1]
Net income attributable to controlling interest	$ 148.2	$ 106.5	$ 82.8	$ 130.3	$ 99.7	$ 123.9	$ 138.7	$ 123.5	$ 467.8		$ 485.8		$ 483.1
Earnings per share - basic	$ 1.65	$ 1.16	$ 0.89	$ 1.39	$ 1.05	$ 1.29	$ 1.45	$ 1.29	$ 5.08		$ 5.09		$ 5.17
Earnings per share - diluted	$ 1.65	$ 1.16	$ 0.89	$ 1.38	$ 1.04	$ 1.29	$ 1.44	$ 1.29	$ 5.06		$ 5.07		$ 5.08
Dividends paid	$ 0.54	$ 0.54	$ 0.52	$ 0.52	$ 0.50	$ 0.50	$ 0.50	$ 0.50	$ 2.12		$ 2.00		$ 1.89

[1]	See Note 13 for further details - includes tax effects where applicable.